Schedule of Investments (unaudited)	iShares® Emerging Markets Equity Factor ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 3.3%
Ambev SA	175,576	$386,535
B3 SA - Brasil Bolsa Balcao	1,101,824	2,245,237
Banco do Brasil SA	276,148	1,426,257
Cia. de Saneamento Basico do Estado de Sao
Paulo SABESP	22,390	314,941
Cia. Energetica de Minas Gerais	83,296	191,627
Cia. Siderurgica Nacional SA	164,468	409,690
CPFL Energia SA	121,475	788,874
CSN Mineracao SA	995,778	936,819
Hypera SA	67,958	351,380
JBS SA	538,349	2,956,824
Neoenergia SA	175,160	630,468
Petroleo Brasileiro SA	299,480	2,321,285
Raia Drogasil SA	43,684	208,566
Suzano SA	109,859	1,018,898
TIM SA/Brazil	366,273	1,106,304
Vale SA	344,072	4,141,261
Vibra Energia SA	168,567	691,488
WEG SA	157,862	1,128,896
		21,255,350
Chile — 0.4%
Banco de Chile	3,617,051	429,471
Cencosud SA	445,535	836,655
Colbun SA	6,266,362	819,123
Empresas CMPC SA	309,828	648,371
Quinenco SA	47,707	171,494
		2,905,114
China — 24.3%
37 Interactive Entertainment Network Technology
Group Co. Ltd., Class A	216,900	433,665
3SBio Inc.(a)	833,000	650,476
Agricultural Bank of China Ltd., Class A	1,603,100	968,386
Agricultural Bank of China Ltd., Class H	1,011,000	423,842
AIMA Technology Group Co. Ltd.	85,900	409,518
Akeso Inc.(a)(b)	309,000	1,744,719
Alibaba Group Holding Ltd.	1,243,248	12,139,739
Anhui Guangxin Agrochemical Co. Ltd.	96,460	183,097
Anhui Gujing Distillery Co. Ltd., Class A	3,400	117,096
Anhui Jinhe Industrial Co. Ltd.	28,600	86,915
ANTA Sports Products Ltd.	93,800	1,004,851
Atour Lifestyle Holdings Ltd., ADR	3,688	65,683
Avary Holding Shenzhen Co. Ltd., Class A	16,300	67,240
AVIC Industry-Finance Holdings Co. Ltd., Class A	652,100	258,605
Baidu Inc.(b)	182,200	2,207,899
Bank of China Ltd., Class A	798,900	488,267
Bank of China Ltd., Class H	9,105,000	4,316,158
Bank of Communications Co. Ltd., Class H	1,161,000	876,278
Beijing Compass Technology Development Co. Ltd.(b)	8,700	51,095
Beijing Tongrentang Co. Ltd., Class A	44,600	273,591
Biem.L.Fdlkk Garment Co. Ltd.	58,000	246,206
Bosideng International Holdings Ltd.	2,728,000	1,578,478
BYD Co. Ltd., Class A	56,300	1,771,507
BYD Co. Ltd., Class H	13,000	364,770
Caida Securities Co. Ltd.	73,600	68,104
Capital Securities Co. Ltd.	64,500	184,157
China CITIC Bank Corp. Ltd., Class A	630,700	625,514
China Coal Energy Co. Ltd., Class H	437,000	551,218
China Construction Bank Corp., Class H	9,841,000	6,984,394
China International Capital Corp. Ltd., Class H(a)	510,000	608,815
China Medical System Holdings Ltd.(c)	376,000	318,356
Security	Shares	Value

China (continued)
China Merchants Bank Co. Ltd., Class H	463,500	$2,076,785
China Merchants Securities Co. Ltd., Class A	43,800	85,617
China Merchants Securities Co. Ltd., Class H(a)	624,200	520,372
China National Software & Service Co. Ltd., Class A(b)	81,220	343,720
China Nonferrous Mining Corp Ltd.	1,621,000	1,557,466
China Overseas Property Holdings Ltd.(c)	350,000	237,576
China Pacific Insurance Group Co. Ltd., Class H	40,000	104,870
China Petroleum & Chemical Corp., Class A	582,800	517,553
China Petroleum & Chemical Corp., Class H	2,312,000	1,472,856
China Railway Group Ltd., Class H	326,000	175,655
China Resources Beer Holdings Co. Ltd.	116,500	468,843
China Resources Land Ltd.	44,500	162,392
China Resources Mixc Lifestyle Services Ltd.(a)	45,800	160,122
China Resources Pharmaceutical Group Ltd.(a)	1,000,000	741,716
China Resources Power Holdings Co. Ltd.	200,000	567,014
China Resources Sanjiu Medical & Pharmaceutical Co.
Ltd., Class A	58,100	486,223
China Shenhua Energy Co. Ltd., Class A	84,500	492,221
China Shenhua Energy Co. Ltd., Class H	228,500	1,110,113
China Tower Corp. Ltd., Class H(a)	1,170,000	138,155
China World Trade Center Co. Ltd.	51,500	173,096
Chinese Universe Publishing and Media Group Co.
Ltd., Class A	136,600	292,463
Chongqing Changan Automobile Co. Ltd., Class A	187,300	355,685
Chongqing Rural Commercial Bank Co. Ltd., Class H	737,000	339,944
Chongqing Water Group Co. Ltd.	179,100	125,236
Chow Tai Fook Jewellery Group Ltd.(c)	415,200	534,947
CITIC Ltd.	45,000	45,636
CITIC Securities Co. Ltd., Class A	66,000	169,419
CMOC Group Ltd., Class H	459,000	424,655
CNPC Capital Co. Ltd., NVS	66,000	51,614
COFCO Capital Holdings Co. Ltd.	154,900	166,497
COSCO Shipping Holdings Co. Ltd., Class H	536,000	897,559
CSC Financial Co. Ltd., Class A	154,900	451,098
CSC Financial Co. Ltd., Class H(a)	927,000	742,426
DaShenLin Pharmaceutical Group Co. Ltd., Class A	48,420	133,799
Dong-E-E-Jiao Co. Ltd., Class A	50,500	470,847
East Buy Holding Ltd.(a)(b)(c)	71,500	168,356
Eastern Air Logistics Co. Ltd.(b)	38,800	106,648
Ecovacs Robotics Co. Ltd., Class A	57,000	392,085
Focus Media Information Technology Co. Ltd., Class A	344,400	300,243
G-Bits Network Technology Xiamen Co. Ltd., Class A	6,400	163,141
GD Power Development Co. Ltd., Class A	1,194,900	883,203
GF Securities Co. Ltd., Class H	393,000	356,545
Giant Biogene Holding Co. Ltd.(a)(b)	165,200	1,048,532
Gongniu Group Co. Ltd.	31,700	527,406
Great Wall Motor Co. Ltd., Class H	249,000	431,047
Gree Electric Appliances Inc. of Zhuhai, Class A	47,400	265,169
Gree Real Estate Co. Ltd.(b)	109,600	79,356
Greentown China Holdings Ltd.	215,000	210,674
Guangdong Provincial Expressway Development
Co. Ltd.	183,800	257,551
Guangdong Provincial Expressway Development Co.
Ltd., Class B	437,835	393,583
Guangdong Zhongsheng Pharmaceutical Co. Ltd.	59,300	108,590
Guosen Securities Co. Ltd., Class A	426,700	525,341
Guosheng Financial Holding Inc.(b)	92,800	122,403
H World Group Ltd.	203,300	744,866
Hainan Haide Capital Management Co. Ltd.	110,190	149,032
Hangzhou Binjiang Real Estate Group Co. Ltd.	275,000	313,194
Hangzhou Robam Appliances Co. Ltd., Class A	21,000	69,481
Heilongjiang Agriculture Co. Ltd., Class A	99,900	178,390

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Equity Factor ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Hengdian Group DMEGC Magnetics Co. Ltd.	150,700	$287,849
Hisense Home Appliances Group Co. Ltd.	90,200	504,953
Hisense Kelon Electrical Holdings Co. Ltd., Class H	283,000	1,289,107
Hopson Development Holdings Ltd.(b)	822,368	398,688
Huatai Securities Co. Ltd., Class H(a)	309,800	353,517
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	37,800	198,222
Hundsun Technologies Inc., Class A	53,100	146,917
Industrial & Commercial Bank of China Ltd., Class A	81,800	61,120
Industrial & Commercial Bank of China Ltd., Class H	8,003,000	4,534,000
Inner Mongolia ERDOS Resources Co. Ltd., Class B	160,420	163,931
JD Health International Inc.(a)(b)	144,100	484,645
JD.com Inc.	140,100	2,076,777
Jiangsu King’s Luck Brewery JSC Ltd., Class A	58,400	426,394
Jiangsu Phoenix Publishing & Media Corp. Ltd.	225,500	333,400
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd.,
Class A	19,900	106,564
Jiangxi Copper Co. Ltd., Class H	107,000	231,470
Jinneng Holding Shanxi Coal Industry Co. Ltd.	167,200	423,932
JiuGui Liquor Co. Ltd., Class A	26,300	192,680
Jizhong Energy Resources Co. Ltd.	271,600	303,969
Joincare Pharmaceutical Group Industry Co. Ltd.,
Class A	169,000	289,852
Jointown Pharmaceutical Group Co. Ltd., Class A	212,340	216,512
Joyoung Co. Ltd., Class A	68,100	109,443
Kehua Data Co. Ltd.	15,400	51,656
Kingboard Holdings Ltd.(c)	222,500	541,310
Kingboard Laminates Holdings Ltd.	1,240,000	1,342,039
KingClean Electric Co. Ltd.	36,500	134,201
Kingnet Network Co. Ltd.	215,400	322,270
Kuaishou Technology(a)(b)	301,200	2,150,741
Kunlun Energy Co. Ltd.	640,000	667,485
Kweichow Moutai Co. Ltd., Class A	4,200	952,776
Lao Feng Xiang Co. Ltd., Class B	112,720	448,719
Legend Holdings Corp., Class H(a)	164,500	143,998
Lenovo Group Ltd.	1,124,000	1,619,131
Li Auto Inc.(b)	126,300	1,278,200
Meihua Holdings Group Co. Ltd.	274,700	414,874
Meituan, Class B(a)(b)	478,120	6,514,948
Metallurgical Corp. of China Ltd., Class H	2,800,000	610,137
Midea Group Co. Ltd., Class A	64,900	578,034
MINISO Group Holding Ltd.	49,000	276,605
NetEase Inc.	185,400	3,297,110
New Oriental Education & Technology Group Inc.(b)	110,600	881,730
Newland Digital Technology Co. Ltd., Class A	95,900	204,845
Nongfu Spring Co. Ltd., Class H(a)	576,600	3,070,150
Northeast Securities Co. Ltd., Class A	232,300	208,814
Opple Lighting Co. Ltd.	52,300	144,124
Orient Overseas International Ltd.	97,500	1,655,984
Orient Securities Co. Ltd.(a)(c)	1,403,200	570,165
People's Insurance Co. Group of China Ltd. (The),
Class H	1,250,000	435,648
Perfect World Co. Ltd., Class A	164,500	209,395
PetroChina Co. Ltd., Class A	2,009,200	2,812,169
PetroChina Co. Ltd., Class H	372,000	381,433
PICC Property & Casualty Co. Ltd., Class H	415,000	540,815
Ping An Insurance Group Co. of China Ltd., Class H	513,000	2,609,254
Pingdingshan Tianan Coal Mining Co. Ltd.	56,100	100,246
Postal Savings Bank of China Co. Ltd., Class H(a)	2,551,000	1,443,973
Radiance Holdings Group Co. Ltd.(b)(c)	522,000	187,563
Sanquan Food Co. Ltd., Class A	86,600	148,585
Sealand Securities Co. Ltd., Class A	451,100	196,264
Shaanxi Coal Industry Co. Ltd., Class A	114,900	411,710
Security	Shares	Value

China (continued)
Shaanxi Energy Investment Co. Ltd., NVS	229,000	$348,654
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	95,329	206,128
Shandong Publishing & Media Co. Ltd.	140,500	243,098
Shandong Weigao Group Medical Polymer Co.
Ltd., Class H	338,000	197,085
Shanghai Baosight Software Co. Ltd., Class B	65,928	143,456
Shanghai Construction Group Co. Ltd., Class A	798,400	256,071
Shanghai Flyco Electrical Appliance Co. Ltd.	10,300	64,863
Shanghai International Port Group Co. Ltd., Class A	187,281	146,521
Shanghai M&G Stationery Inc., Class A	9,400	46,044
Shanghai Stonehill Technology Co.Ltd., Class A	326,100	123,549
Shanghai Wanye Enterprises Co. Ltd.	62,100	107,971
Shanxi Coal International Energy Group Co. Ltd.	108,600	236,701
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	235,600	735,510
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.,
Class A	6,000	199,155
Shenwan Hongyuan Group Co. Ltd., Class A	700,000	438,495
Shenzhen CECport Technologies Co. Ltd., NVS	25,500	63,008
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	52,200	196,721
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	116,660	291,570
Sichuan Changhong Electric Co. Ltd.	446,400	303,387
Simcere Pharmaceutical Group Ltd.(a)(c)	382,000	287,020
Sino Biopharmaceutical Ltd.	1,074,000	391,914
Sinosoft Co. Ltd.	82,040	208,070
Sinotrans Ltd., Class H	2,589,000	1,413,392
Sinotruk Hong Kong Ltd.	372,500	866,333
Sun Art Retail Group Ltd.	573,000	128,573
Tencent Holdings Ltd.	466,900	21,661,154
Tianneng Battery Group Co. Ltd.	52,400	201,741
Tianqi Lithium Corp.	22,000	83,173
Tingyi Cayman Islands Holding Corp.	932,000	1,138,544
Topsports International Holdings Ltd.(a)	354,000	231,060
Trip.com Group Ltd.(b)	38,550	1,970,254
Tsingtao Brewery Co. Ltd., Class H	78,000	553,334
Uni-President China Holdings Ltd.	432,000	378,947
Vanchip Tianjin Technology Co. Ltd.(b)	41,794	261,837
Want Want China Holdings Ltd.	1,578,000	950,384
Weichai Power Co. Ltd., Class H	238,000	427,526
Xiamen Xiangyu Co. Ltd.	199,000	203,753
Yadea Group Holdings Ltd.(a)	382,000	611,189
Yankuang Energy Group Co. Ltd., Class H	489,000	1,222,208
Yifeng Pharmacy Chain Co. Ltd., Class A	15,580	96,632
Yili Chuanning Biotechnology Co. Ltd.	212,400	388,845
Yixintang Pharmaceutical Group Co. Ltd., Class A	56,500	161,137
Yongan Futures Co. Ltd.	68,000	116,087
Yutong Bus Co. Ltd., Class A	217,100	729,057
Zangge Mining Co. Ltd.	20,200	72,700
Zhejiang Publishing & Media Co. Ltd.	168,000	199,586
Zhejiang Semir Garment Co. Ltd., Class A	269,600	236,460
Zhongshan Broad Ocean Motor Co. Ltd.	189,400	136,075
ZTE Corp., Class H(b)	112,400	232,036
Zx Inc.(b)	92,600	305,493
		155,561,209
Colombia — 0.2%
Bancolombia SA	41,507	385,705
Interconexion Electrica SA ESP	189,897	940,804
		1,326,509
Czech Republic — 0.5%
CEZ AS	26,399	1,100,405

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Equity Factor ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Czech Republic (continued)
Komercni Banka AS	57,779	$1,979,728
		3,080,133
Egypt — 0.2%
Abou Kir Fertilizers & Chemical Industries	248,918	326,485
Eastern Co. SAE	1,248,412	729,781
		1,056,266
Greece — 0.7%
Hellenic Telecommunications Organization SA	103,975	1,519,388
Jumbo SA	11,986	343,343
National Bank of Greece SA(b)	94,688	819,875
OPAP SA	62,954	1,000,715
Piraeus Financial Holdings SA(b)	138,794	545,258
		4,228,579
Hong Kong — 0.3%
BOC Hong Kong Holdings Ltd.	574,500	1,805,881

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	80,075	622,083
OTP Bank Nyrt	14,985	723,630
Richter Gedeon Nyrt	5,111	129,507
		1,475,220
India — 20.6%
3M India Ltd.	2,447	978,697
ABB India Ltd.	28,077	2,797,442
ACC Ltd.	22,471	686,163
Adani Enterprises Ltd.	32,124	1,314,377
AIA Engineering Ltd.	35,738	1,576,956
Ambuja Cements Ltd.	63,609	483,346
Apollo Hospitals Enterprise Ltd.	12,963	908,267
Asian Paints Ltd.	32,323	1,117,862
Axis Bank Ltd.	77,492	1,080,332
Bajaj Auto Ltd.	16,397	1,785,814
Bajaj Finance Ltd.	15,389	1,235,453
Bharat Electronics Ltd.	996,981	3,543,609
Bharat Petroleum Corp. Ltd.	9,362	70,459
Bharti Airtel Ltd.	153,037	2,520,037
Britannia Industries Ltd.(b)	5,362	333,070
CG Power and Industrial Solutions Ltd.	69,422	535,021
Cholamandalam Investment and Finance Co. Ltd.	13,588	202,290
Coal India Ltd.	326,017	1,920,101
Colgate-Palmolive India Ltd.	34,486	1,098,671
CRISIL Ltd.	19,034	936,070
Cummins India Ltd.	41,190	1,756,095
Dr. Reddy's Laboratories Ltd.	14,103	979,660
Emami Ltd.	130,236	977,507
GAIL India Ltd.	355,443	871,871
General Insurance Corp. of India(a)	138,931	594,526
GlaxoSmithKline Pharmaceuticals Ltd.	23,847	748,880
Global Health Ltd., NVS(b)	26,368	377,246
Godrej Properties Ltd.(b)	19,637	655,995
Havells India Ltd.	53,812	1,229,460
HCL Technologies Ltd.	127,712	2,030,354
HDFC Bank Ltd.	360,887	6,629,075
Hero MotoCorp Ltd.	19,542	1,200,332
Hindalco Industries Ltd.	184,524	1,528,666
Hindustan Aeronautics Ltd., NVS	51,457	3,067,241
Hindustan Petroleum Corp. Ltd.	70,079	451,256
Hindustan Unilever Ltd.	32,714	913,041
Hindustan Zinc Ltd.	57,621	474,575
ICICI Bank Ltd.	419,518	5,638,757
Indian Hotels Co. Ltd., Class A	24,963	167,077
Security	Shares	Value

India (continued)
Indian Oil Corp. Ltd.	374,943	$730,283
Indian Railway Finance Corp. Ltd.(a)	475,850	1,016,050
Indian Renewable Energy Development Agency
Ltd., NVS(b)	42,441	94,261
Indraprastha Gas Ltd.	107,777	571,801
Indus Towers Ltd.(b)	92,967	387,966
Info Edge India Ltd.	8,870	606,192
Infosys Ltd.	405,334	6,870,862
InterGlobe Aviation Ltd.(a)(b)	24,054	1,207,140
IRCON International Ltd.(a)	100,998	328,221
Jindal Steel & Power Ltd.	14,337	176,814
Jio Financial Services Ltd., NVS(b)	175,155	724,100
JSW Energy Ltd.	53,799	395,173
JSW Infrastructure Ltd.(b)	134,648	457,726
JSW Steel Ltd.	11,701	123,698
Kalyan Jewellers India Ltd.	45,939	214,344
Kotak Mahindra Bank Ltd.	58,974	1,189,156
KPIT Technologies Ltd.	7,776	136,098
L&T Technology Services Ltd.(a)	19,863	1,072,843
Larsen & Toubro Ltd.	61,971	2,727,347
Mahindra & Mahindra Ltd.	92,443	2,775,996
Mangalore Refinery & Petrochemicals Ltd.	147,344	358,948
Marico Ltd.	58,886	419,857
Maruti Suzuki India Ltd.	4,533	674,476
Max Healthcare Institute Ltd.	11,179	100,864
Mazagon Dock Shipbuilders Ltd.	16,498	630,985
Mphasis Ltd.	36,598	1,003,933
Muthoot Finance Ltd.	24,705	498,985
Nestle India Ltd., NVS	53,965	1,522,964
NHPC Ltd., NVS	1,331,045	1,713,010
NMDC Ltd.	310,954	971,976
NTPC Ltd.	426,117	1,834,264
Oil & Natural Gas Corp. Ltd.	293,781	932,923
Oil India Ltd.	259,513	1,982,120
One 97 Communications Ltd., NVS(b)	15,630	67,550
Oracle Financial Services Software Ltd.	11,671	1,043,252
Page Industries Ltd.	1,279	551,831
Pidilite Industries Ltd.	4,184	148,988
Polycab India Ltd.	2,867	232,280
Poonawalla Fincorp Ltd.	69,869	377,279
Power Finance Corp. Ltd.	581,489	3,438,653
Power Grid Corp. of India Ltd.	465,201	1,731,007
Prestige Estates Projects Ltd.	20,521	393,379
Procter & Gamble Hygiene & Health Care Ltd.	3,834	734,506
REC Ltd.	426,532	2,753,172
Reliance Industries Ltd.	187,221	6,422,782
SBI Cards & Payment Services Ltd.	21,842	181,380
SBI Life Insurance Co. Ltd.(a)	32,491	540,003
Siemens Ltd.	12,567	1,050,537
Solar Industries India Ltd.	3,192	358,684
SRF Ltd.	20,784	551,568
State Bank of India	28,710	286,050
Sun Pharmaceutical Industries Ltd.	42,446	743,375
Supreme Industries Ltd.	13,135	832,505
Tata Consultancy Services Ltd.	154,545	6,810,323
Tata Elxsi Ltd.	5,046	420,671
Tata Investment Corp. Ltd.	1,170	89,975
Tata Motors Ltd., Class A	344,879	2,561,437
Tata Steel Ltd.	784,940	1,574,525
Tata Technologies Ltd.(b)	22,700	281,109
Tech Mahindra Ltd.	64,085	947,073
Titan Co. Ltd.	5,725	222,767

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Equity Factor ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Tube Investments of India Ltd.	26,436	$1,133,554
Union Bank of India Ltd.	162,833	313,025
Varun Beverages Ltd.	79,455	1,359,489
Vedant Fashions Ltd.	64,280	804,062
Vedanta Ltd.	49,191	264,861
Wipro Ltd.	504,704	2,650,568
		131,739,247
Indonesia — 1.6%
Adaro Energy Indonesia Tbk PT	3,574,500	609,315
Adaro Minerals Indonesia Tbk PT(b)	2,360,900	210,665
Aneka Tambang Tbk	687,000	62,012
Avia Avian Tbk PT	2,214,800	72,918
Bank Central Asia Tbk PT	5,368,200	3,054,357
Bank CIMB Niaga Tbk PT	3,127,000	327,476
Bank Mandiri Persero Tbk PT	2,468,900	895,385
Bank Negara Indonesia Persero Tbk PT	628,000	170,407
Bank Rakyat Indonesia Persero Tbk PT	2,607,600	698,939
Barito Renewables Energy Tbk PT	788,800	399,254
GoTo Gojek Tokopedia Tbk PT(b)	52,603,700	211,497
Hanjaya Mandala Sampoerna Tbk PT	11,555,700	522,673
Kalbe Farma Tbk PT	729,900	66,926
Pertamina Geothermal Energy PT(a)	6,518,700	476,219
Sumber Alfaria Trijaya Tbk PT	7,775,000	1,267,923
Telkom Indonesia Persero Tbk PT	2,754,300	491,283
Unilever Indonesia Tbk PT	1,958,900	376,828
United Tractors Tbk PT	172,000	233,656
		10,147,733
Kuwait — 0.2%
National Bank of Kuwait SAKP	454,012	1,269,079

Malaysia — 1.3%
Axiata Group Bhd	196,400	116,960
Fraser & Neave Holdings Bhd	68,500	474,712
Genting Bhd	314,400	318,154
Hong Leong Bank Bhd	169,400	693,820
Hong Leong Financial Group Bhd	108,600	392,686
IJM Corp. Bhd	103,700	60,764
Malaysia Airports Holdings Bhd	51,700	109,221
Nestle Malaysia Bhd	29,300	794,281
Petronas Chemicals Group Bhd	106,900	152,548
Petronas Dagangan Bhd	51,600	217,056
Petronas Gas Bhd	95,100	368,924
Public Bank Bhd	876,200	763,513
Sime Darby Bhd	865,900	511,918
Telekom Malaysia Bhd	131,600	173,869
Westports Holdings Bhd	280,800	241,606
YTL Corp. Bhd	2,425,700	1,857,261
YTL Power International Bhd	1,099,500	1,152,437
		8,399,730
Mexico — 2.6%
America Movil SAB de CV	1,808,964	1,676,063
Banco del Bajio SA(a)	654,149	2,260,499
Cemex SAB de CV(b)	118,755	894,225
Coca-Cola Femsa SAB de CV	198,420	1,851,405
Fomento Economico Mexicano SAB de CV	193,493	2,218,615
Gruma SAB de CV, Class B	62,646	1,215,886
Grupo Aeroportuario del Pacifico SAB de CV, Class B	110,234	2,074,087
Grupo Comercial Chedraui SA de CV	129,325	956,989
Grupo Financiero Banorte SAB de CV, Class O	135,802	1,291,626
Grupo Mexico SAB de CV, Series B	132,799	820,909
Security	Shares	Value

Mexico (continued)
Wal-Mart de Mexico SAB de CV	442,725	$1,664,541
		16,924,845
Philippines — 0.6%
Bank of the Philippine Islands	689,498	1,416,228
DMCI Holdings Inc.	1,766,700	359,257
International Container Terminal Services Inc.	124,680	727,797
Manila Electric Co.	111,670	700,705
Metropolitan Bank & Trust Co.	57,410	60,941
Semirara Mining & Power Corp., Class A	843,000	488,915
		3,753,843
Poland — 1.0%
Bank Polska Kasa Opieki SA	4,667	190,088
Budimex SA	12,333	2,343,058
LPP SA	382	1,687,207
mBank SA(b)	3,876	618,834
Orange Polska SA	517,880	1,080,315
Pepco Group NV(b)	13,886	86,163
PGE Polska Grupa Energetyczna SA(b)	159,170	274,953
		6,280,618
Qatar — 1.0%
Ezdan Holding Group QSC(b)	480,480	103,607
Industries Qatar QSC	558,086	1,770,996
Mesaieed Petrochemical Holding Co.	1,366,901	649,662
Ooredoo QPSC	859,240	2,217,266
Qatar Islamic Bank SAQ	29,524	139,863
Qatar National Bank QPSC	341,283	1,267,178
		6,148,572
Russia — 0.0%
Inter RAO UES PJSC(d)	41,455,000	4,584
PhosAgro PJSC(b)(d)	51,000	6
PhosAgro PJSC, New(b)(d)	986	10
TCS Group Holding PLC, GDR(b)(d)(e)	135,475	15
United Co. RUSAL International PJSC(b)(d)	3,441,260	380
		4,995
Saudi Arabia — 2.5%
Ades Holding Co.(b)	42,456	204,430
Al Rajhi Bank	89,069	1,814,308
Alinma Bank	86,031	703,074
Arab National Bank	97,301	512,953
Arabian Internet & Communications Services Co.	5,207	367,407
Banque Saudi Fransi	43,303	387,800
Dar Al Arkan Real Estate Development Co.(b)	83,063	264,423
Dr Sulaiman Al Habib Medical Services Group Co.	11,171	795,325
Elm Co.	10,302	2,199,786
Etihad Etisalat Co.	58,024	726,554
Nahdi Medical Co.	52,172	1,829,498
Riyad Bank	144,841	944,774
Riyadh Cables Group Co.	31,579	809,648
SABIC Agri-Nutrients Co.	42,952	1,216,669
SAL Saudi Logistics Services	20,243	1,390,396
Saudi Aramco Base Oil Co.	26,155	909,942
Saudi Electricity Co.	91,855	410,235
Saudi Telecom Co.	31,182	299,291
		15,786,513
South Africa — 2.0%
African Rainbow Minerals Ltd.	68,499	829,320
Anglo American Platinum Ltd.(c)	40,320	1,322,677
Bid Corp. Ltd.	13,543	299,799
Bidvest Group Ltd. (The)	35,033	458,031
Clicks Group Ltd.	42,816	672,031

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Equity Factor ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Exxaro Resources Ltd.	87,117	$843,973
FirstRand Ltd.	21,996	76,311
Foschini Group Ltd. (The)	19,152	96,856
Gold Fields Ltd.	35,355	556,450
Impala Platinum Holdings Ltd.	212,459	1,094,451
MTN Group Ltd.	240,455	1,055,082
MultiChoice Group(b)	228,391	1,368,401
Naspers Ltd., Class N	1,314	260,478
Nedbank Group Ltd.	9,948	120,997
NEPI Rockcastle NV	42,215	291,741
Northam Platinum Holdings Ltd.	96,749	668,101
Sasol Ltd.	51,474	341,993
Sibanye Stillwater Ltd.	244,096	308,085
Standard Bank Group Ltd.	74,329	710,068
Woolworths Holdings Ltd./South Africa	489,701	1,419,442
		12,794,287
South Korea — 12.8%
BGF retail Co. Ltd.	1,982	167,019
Celltrion Inc.	4,740	605,067
CJ CheilJedang Corp.	258	65,334
CJ Corp.	12,496	1,251,836
CJ Logistics Corp.	3,224	241,986
Coway Co. Ltd.	27,942	1,144,284
DB HiTek Co. Ltd.	22,210	654,076
DB Insurance Co. Ltd.	18,972	1,421,903
DL Holdings Co. Ltd.	18,000	722,948
Doosan Bobcat Inc.	27,474	1,148,841
Ecopro Co. Ltd.(b)	3,352	230,236
Ecopro Materials Co. Ltd.(b)	1,037	59,923
E-MART Inc.	5,479	243,343
Enchem Co. Ltd.(b)	1,541	329,886
F&F Co. Ltd./New	6,568	318,673
Hana Financial Group Inc.	71,443	3,190,330
Hankook Tire & Technology Co. Ltd.	2,294	72,690
Hanmi Science Co. Ltd.	18,944	432,680
Hanmi Semiconductor Co. Ltd.	7,191	846,428
Hanwha Aerospace Co. Ltd.	7,531	1,123,201
Hyosung TNC Corp.	2,699	787,660
Hyundai Engineering & Construction Co. Ltd.	3,502	84,033
Hyundai Glovis Co. Ltd.	4,751	618,367
Hyundai Marine & Fire Insurance Co. Ltd.	17,652	418,590
Hyundai Mobis Co. Ltd.	7,439	1,159,851
Hyundai Motor Co.	20,508	3,763,296
Hyundai Rotem Co. Ltd.	8,823	229,798
KB Financial Group Inc.	66,561	3,826,611
KCC Corp.	5,831	1,242,211
KEPCO Engineering & Construction Co. Inc.	1,707	86,518
Kia Corp.	43,047	3,674,330
Korea Aerospace Industries Ltd.	5,021	188,350
Korea Investment Holdings Co. Ltd.	20,567	970,062
Krafton Inc.(b)	797	144,022
KT&G Corp.	15,525	937,116
Kumho Petrochemical Co. Ltd.	3,518	375,849
LG Chem Ltd.	2,581	659,647
LG Corp.	4,170	245,361
LG Display Co. Ltd.(b)	29,360	211,465
LG Electronics Inc.	13,086	995,371
LG Energy Solution Ltd.(b)	1,513	364,443
LG H&H Co. Ltd.	743	224,756
LG Innotek Co. Ltd.	3,540	635,083
LG Uplus Corp.	67,168	469,075
LS Corp.	5,224	644,479
Security	Shares	Value

South Korea (continued)
Meritz Financial Group Inc.	17,671	$979,178
Mirae Asset Securities Co. Ltd.	66,183	345,958
NAVER Corp.	7,439	920,941
NCSoft Corp.	4,077	562,979
Orion Corp/Republic of Korea	6,838	452,415
POSCO Holdings Inc.	6,893	1,848,485
Samsung Biologics Co. Ltd.(a)(b)	2,671	1,409,074
Samsung C&T Corp.	7,884	771,599
Samsung Card Co. Ltd.	23,486	689,738
Samsung E&A Co. Ltd.(b)	20,985	355,423
Samsung Electro-Mechanics Co. Ltd.	9,045	1,015,917
Samsung Electronics Co. Ltd.	446,540	23,658,940
Samsung Fire & Marine Insurance Co. Ltd.	7,855	1,983,033
Samsung Life Insurance Co. Ltd.	11,394	696,197
Samsung SDI Co. Ltd.	2,535	692,599
Samsung SDS Co. Ltd.	5,714	633,897
Samsung Securities Co. Ltd.	20,508	536,798
Seegene Inc.	41,139	629,730
Shinhan Financial Group Co. Ltd.	79,807	2,737,906
SK Hynix Inc.	15,681	2,160,657
SK Telecom Co. Ltd.	12,137	447,877
Woori Financial Group Inc.	142,135	1,457,924
		82,214,293
Taiwan — 17.7%
Accton Technology Corp.	80,000	1,252,667
Acer Inc.	727,000	1,192,603
Advantech Co. Ltd.	59,291	649,144
ASE Technology Holding Co. Ltd.	246,000	1,194,446
Asia Vital Components Co. Ltd.	21,000	498,469
Asustek Computer Inc.	14,000	222,885
AUO Corp.	1,601,800	882,660
Cathay Financial Holding Co. Ltd.	1,454,000	2,530,225
Chicony Electronics Co. Ltd.	196,000	1,133,722
China Airlines Ltd.	191,000	132,574
China Development Financial Holding Corp.(b)	889,000	388,222
Chunghwa Telecom Co. Ltd.	103,000	407,547
Compal Electronics Inc.	289,000	331,871
CTBC Financial Holding Co. Ltd.	1,985,000	2,174,903
Delta Electronics Inc.	145,000	1,461,093
Far EasTone Telecommunications Co. Ltd.	313,000	807,436
Feng TAY Enterprise Co. Ltd.	36,880	176,662
Formosa Sumco Technology Corp.	92,000	483,549
Fortune Electric Co. Ltd.	41,000	908,402
Fubon Financial Holding Co. Ltd.	1,576,950	3,584,011
Gigabyte Technology Co. Ltd.	97,000	958,768
Global Unichip Corp.	31,000	1,404,313
Hon Hai Precision Industry Co. Ltd.	828,000	4,409,510
Inventec Corp.	282,000	469,598
King Slide Works Co. Ltd.	22,000	773,340
Largan Precision Co. Ltd.	2,000	141,254
Lite-On Technology Corp.	465,718	1,557,911
MediaTek Inc.	148,000	5,667,523
Mega Financial Holding Co. Ltd.	185,134	223,647
Micro-Star International Co. Ltd.	193,000	1,146,452
Nan Ya Plastics Corp.	233,000	383,662
Nan Ya Printed Circuit Board Corp.	35,000	212,133
Nien Made Enterprise Co. Ltd.	26,000	282,182
Novatek Microelectronics Corp.	198,000	3,650,215
Pou Chen Corp.	442,000	512,539
Powertech Technology Inc.	19,000	104,900
President Chain Store Corp.	113,000	942,843
Quanta Computer Inc.	174,000	1,478,371

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Equity Factor ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Realtek Semiconductor Corp.	156,000	$2,633,882
Ruentex Industries Ltd.	546,000	1,153,279
Shanghai Commercial & Savings Bank Ltd. (The)	771,000	1,097,695
SinoPac Financial Holdings Co. Ltd.	2,295,840	1,637,415
Synnex Technology International Corp.	46,000	119,908
Taiwan Cooperative Financial Holding Co. Ltd.	2,032,550	1,605,219
Taiwan Semiconductor Manufacturing Co. Ltd.	1,914,000	49,013,580
Unimicron Technology Corp.	93,000	528,621
Uni-President Enterprises Corp.	899,000	2,222,618
United Microelectronics Corp.	1,569,000	2,671,104
Voltronic Power Technology Corp.	19,000	995,745
Winbond Electronics Corp.	91,979	71,448
Wistron Corp.	235,000	818,612
Wiwynn Corp.	16,000	1,224,552
Yang Ming Marine Transport Corp.	117,000	258,242
Yuanta Financial Holding Co. Ltd.	2,702,185	2,648,057
Yulon Nissan Motor Co. Ltd.	9,000	39,084
		113,471,313
Thailand — 0.7%
Advanced Info Service PCL, NVDR	150,200	829,618
Central Retail Corp. PCL, NVDR	74,500	62,022
Charoen Pokphand Foods PCL, NVDR(b)	169,300	104,936
Delta Electronics Thailand PCL, NVDR(c)	449,700	908,126
Kasikornbank PCL, NVDR	48,200	171,899
Krung Thai Bank PCL, NVDR	1,869,500	875,109
Krungthai Card PCL, NVDR	313,800	391,691
MK Restaurants Group PCL, NVDR	346,700	311,296
PTT Exploration & Production PCL, NVDR	86,200	362,471
SCB X PCL, NVDR	132,000	381,151
TOA Paint Thailand PCL, NVDR	116,700	72,640
		4,470,959
Turkey — 1.7%
Akbank TAS	484,457	993,079
Anadolu Efes Biracilik Ve Malt Sanayii A/S	230,835	1,421,303
BIM Birlesik Magazalar A/S	78,412	1,168,031
Ford Otomotiv Sanayi AS	15,243	515,799
KOC Holding AS	210,424	1,555,492
Tofas Turk Otomobil Fabrikasi AS	147,334	1,412,009
Turk Telekomunikasyon AS(b)	95,153	136,189
Turk Traktor ve Ziraat Makineleri AS	35,900	1,111,874
Turkcell Iletisim Hizmetleri AS	316,644	978,726
Turkiye Garanti Bankasi AS	383,726	1,283,721
Yapi ve Kredi Bankasi A/S	567,361	569,064
		11,145,287
United Arab Emirates — 1.8%
Abu Dhabi Islamic Bank PJSC	947,427	2,894,088
Abu Dhabi National Oil Co. for Distribution PJSC	1,424,974	1,258,152
Dubai Electricity & Water Authority PJSC	2,433,830	1,517,396
Emaar Properties PJSC	668,373	1,393,865
Emirates NBD Bank PJSC	291,159	1,232,633
Emirates Telecommunications Group Co. PJSC	194,919	854,384
First Abu Dhabi Bank PJSC	175,096	552,978
International Holding Co. PJSC(b)	17,972	1,991,425
		11,694,921

Total Common Stocks — 98.2%
(Cost: $551,226,762)		628,940,496
Security	Shares	Value

Preferred Stocks

Brazil — 1.2%
Cia. Energetica de Minas Gerais, Preference
Shares, NVS	644,846	$1,221,927
Gerdau SA, Preference Shares, NVS	418,938	1,444,889
Itau Unibanco Holding SA, Preference Shares, NVS	451,362	2,667,307
Petroleo Brasileiro SA, Preference Shares, NVS	345,780	2,554,382
		7,888,505
Chile — 0.2%
Sociedad Quimica y Minera de Chile SA, Class B,
Preference Shares	22,794	1,067,731

South Korea — 0.2%
Kumho Petrochemical Co. Ltd., Preference
Shares, NVS	4,742	233,317
Samsung C&T Corp., Preference Shares, NVS	2,696	209,455
Samsung Electronics Co. Ltd., Preference
Shares, NVS	21,597	942,300
		1,385,072

Total Preferred Stocks — 1.6%
(Cost: $9,706,106)		10,341,308

Total Long-Term Investments — 99.8%
(Cost: $560,932,868)		639,281,804

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.49%(f)(g)(h)	4,233,913	4,235,184
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.28%(f)(g)	2,490,000	2,490,000

Total Short-Term Securities — 1.0%
(Cost: $6,724,257)		6,725,184

Total Investments — 100.8%
(Cost: $567,657,125)		646,006,988

Liabilities in Excess of Other Assets — (0.8)%		(5,297,307)

Net Assets — 100.0%		$640,709,681

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Equity Factor ETF
May 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$15,390,096	$—		$(11,156,462	)(a)	$2,232	$(682)	$4,235,184	4,233,913	$126,908	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	2,490,000	(a)	—		—	—	2,490,000	2,490,000	99,072		—
						$2,232	$(682)	$6,725,184		$225,980		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	19	06/21/24	$1,004	$(13,161)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$85,271,721	$543,663,780	$4,995	$628,940,496
Preferred Stocks	8,956,236	1,385,072	—	10,341,308

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Equity Factor ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$6,725,184	$—	$—	$6,725,184
	$100,953,141	$545,048,852	$4,995	$646,006,988

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(13,161)	$—	$—	$(13,161)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company